Other Long-term Liabilities - Summary of Other Long-term Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of other long-term liabilities [line items]
Beginning balance	$ 211,103
Increases	23,928
Used	(4,127)
Adjustment	(9,039)
Effect of movements in exchange rates	531
Unused amounts reversed	(318)
Unwinding of discount and changes in the discount rate	2,707
Ending balance	224,785
Current and non - current
Current	4,167
Non-current	220,618
Ending balance	224,785
Provision for litigations [member]
Disclosure of other long-term liabilities [line items]
Beginning balance	9,052
Increases	703
Used	(61)
Adjustment	0
Effect of movements in exchange rates	531
Unused amounts reversed	(318)
Unwinding of discount and changes in the discount rate	0
Ending balance	9,907
Current and non - current
Current	0
Non-current	9,907
Ending balance	9,907
Provision for return condition [member]
Disclosure of other long-term liabilities [line items]
Beginning balance	159,539
Increases	20,223
Used	0
Adjustment	(7,381)
Effect of movements in exchange rates	0
Unused amounts reversed	0
Unwinding of discount and changes in the discount rate	1,888
Ending balance	174,269
Current and non - current
Current	0
Non-current	174,269
Ending balance	174,269
Dismantling provision [member]
Disclosure of other long-term liabilities [line items]
Beginning balance	24,424
Increases	2,133
Used	0
Adjustment	680
Effect of movements in exchange rates	0
Unused amounts reversed	0
Unwinding of discount and changes in the discount rate	819
Ending balance	28,056
Current and non - current
Current	0
Non-current	28,056
Ending balance	28,056
Other long term liabilities [member]
Disclosure of other long-term liabilities [line items]
Beginning balance	18,088
Increases	869
Used	(4,066)
Adjustment	(2,338)
Effect of movements in exchange rates	0
Unused amounts reversed	0
Unwinding of discount and changes in the discount rate	0
Ending balance	12,553
Current and non - current
Current	4,167
Non-current	8,386
Ending balance	$ 12,553